INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF INCOME TAX RECOVERY

For the Year Ended December 31,	2022	2021	2020
Net loss before taxes	$(21,036,690)	$(15,669,093)	$(18,169,070)
Expected current income tax recovery	5,574,723	4,152,310	4,814,804

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

23.	INCOME TAXES (continued)

Adjustments to income tax recovery:

For the Year Ended December 31,	2022	2021	2020

Amounts not deductible for tax purposes	$(1,177,000)	$(1,201,600)	$(957,400)
Other non-deductible items	(66,000)	(111,000)	(137,000)
Other deductible items	161,000	157,000	115,000
Non-taxable gain (loss)	(388,000)	383,000	-
Non-taxable loan forgiveness	-	49,000	-
Deferred R&D expenses	(627,000)	-	-
Foreign tax differential	(828,000)	(508,000)	(221,000)
Unrecognized tax recovered (losses)	(2,649,723)	(2,920,710)	(3,614,404)
Income tax recovery recognized	$-	$-	$-

SCHEDULE OF FUTURE INCOME TAX ASSETS

The following table reflects future income tax assets at December 31:

	2022	2021	2020

Resource assets	$1,024,271	$1,024,271	$1,024,271
Gross unamortized share issue costs	1,081,250	1,114,604	325,600
Capitalized S.174 expenses	2,368,000	-	-
Canadian non-capital losses	21,955,000	21,404,000	22,969,000
Canadian capital losses	5,156,000	5,565,125	4,432,532
US non-capital losses	93,000,000	86,073,000	78,829,000
Singapore non-capital losses	13,800,000	9,180,000	3,753,000
	138,384,521	124,361,000	111,333,403
Unrecognized deferred tax assets	(138,385,521)	(124,361,000)	(111,333,403)
Deferred income tax assets recognized	$-	$-	$-